Derivatives, Offsetting of Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative Assets
Derivative Assets, gross	$ 94,692	$ 68,095
Counterparty netting, assets	(69,080)	(50,692)
Cash collateral netting, assets	(9,617)	(4,456)
Total derivatives subject to enforceable master netting arrangements, net, assets	15,995	12,947
Derivatives not subject to enforceable master netting arrangements, assets	4,017	5,276
Derivative assets	20,012	18,223
Non-cash collateral not offset, assets	(4,024)	(2,587)
Total Derivatives, net, assets	15,988	15,636
Derivative Liabilities
Derivative Liabilities, gross	95,429	75,488
Counterparty netting, liabilities	(68,945)	(50,606)
Cash collateral netting, liabilities	(14,069)	(11,538)
Total derivatives subject to enforceable master netting arrangements, net, liabilities	12,415	13,344
Derivatives not subject to enforceable master netting arrangements , liabilities	3,920	5,151
Derivative liabilities	16,335	18,495
Non-cash collateral not offset, Liabilities	(2,853)	(4,388)
Total Derivatives, net, liabilities	13,482	14,107
Interest rate contracts [Member]
Derivative Assets
Derivative Assets, gross	27,489	30,816
Derivative Liabilities
Derivative Liabilities, gross	29,033	33,407
Interest rate contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	26,350	29,040
Derivative Liabilities
Derivative Liabilities, gross	27,786	31,809
Interest rate contracts [Member] | OTC cleared [Member]
Derivative Assets
Derivative Assets, gross	961	1,581
Derivative Liabilities
Derivative Liabilities, gross	1,126	1,397
Interest rate contracts [Member] | Exchange traded [Member]
Derivative Assets
Derivative Assets, gross	178	195
Derivative Liabilities
Derivative Liabilities, gross	121	201
Commodity contracts [Member]
Derivative Assets
Derivative Assets, gross	2,237	2,526
Derivative Liabilities
Derivative Liabilities, gross	1,448	2,610
Commodity contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	1,936	2,014
Derivative Liabilities
Derivative Liabilities, gross	1,121	2,254
Commodity contracts [Member] | Exchange traded [Member]
Derivative Assets
Derivative Assets, gross	301	512
Derivative Liabilities
Derivative Liabilities, gross	327	356
Equity contracts [Member]
Derivative Assets
Derivative Assets, gross	13,334	10,165
Derivative Liabilities
Derivative Liabilities, gross	14,248	12,471
Equity contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	6,139	5,375
Derivative Liabilities
Derivative Liabilities, gross	9,977	8,501
Equity contracts [Member] | Exchange traded [Member]
Derivative Assets
Derivative Assets, gross	7,195	4,790
Derivative Liabilities
Derivative Liabilities, gross	4,271	3,970
Foreign exchange contracts [Member]
Derivative Assets
Derivative Assets, gross	51,541	24,511
Derivative Liabilities
Derivative Liabilities, gross	50,654	26,961
Foreign exchange contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	51,541	24,511
Derivative Liabilities
Derivative Liabilities, gross	50,654	26,961
Credit contracts [Member]
Derivative Assets
Derivative Assets, gross	91	77
Derivative Liabilities
Derivative Liabilities, gross	46	39
Credit contracts [Member] | OTC [Member]
Derivative Assets
Derivative Assets, gross	91	77
Derivative Liabilities
Derivative Liabilities, gross	$ 46	$ 39